COLLABORATION, RESEARCH AND DISTRIBUTION AGREEMENTS (Narrative) (Details) $ in Thousands, € in Millions	1 Months Ended						12 Months Ended
	Sep. 30, 2023 USD ($)	Jul. 31, 2023 USD ($)	Jun. 30, 2023 USD ($)	May 31, 2023 EUR (€)	Aug. 31, 2022 USD ($)	Aug. 31, 2021	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure Of Collaboration Agreement [Line Items]
Order amount							$ 5,640	$ 1,675	$ 930
Canonic Ltd [Member] | Customer C [Member]
Disclosure Of Collaboration Agreement [Line Items]
Term of agreement						36 months
Casterra Ag Ltd. [Member] | Customer D [Member]
Disclosure Of Collaboration Agreement [Line Items]
Amount of orders received			$ 9,100
Additional order amount			$ 2,200
Lavie Bio Ltd [Member]
Disclosure Of Collaboration Agreement [Line Items]
Initial payment		$ 5,000
Lavie Bio Ltd [Member] | First Payment [Member]
Disclosure Of Collaboration Agreement [Line Items]
Initial payment	$ 2,500
ICL Group [Member]
Disclosure Of Collaboration Agreement [Line Items]
Amount of SAFE agreement					$ 10,000
EU Horizon [Member]
Disclosure Of Collaboration Agreement [Line Items]
Term of agreement				executed over 32 months
Grant amount | €				€ 1.2
Pre-financing payment | €				€ 0.9